Changes in accounting policies and recent accounting pronouncements	9 Months Ended
Sep. 30, 2025
Changes in accounting policies and recent accounting pronouncements
Changes in accounting policies and recent accounting pronouncements

3.  Changes in accounting policies and recent accounting pronouncements

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. The following standards have been issued by the IASB:

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Amendments to IFRS 9 and 7 - Classification and Measurement of Financial Instruments include the clarification of the date of initial recognition or derecognition of financial liabilities, including financing liabilities that are settled in cash using an electronic payment system. The amendments are effective for annual reporting periods beginning on or after January 1, 2026.

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IFRS 18 - Presentation and Disclosure in Financial Statements introduces categories and defined subtotals in the statement of loss and comprehensive loss, disclosures on management-defined performance measures, and requirements to improve the aggregation and disaggregation of information in the financial statements. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively, with early adoption permitted.

These standards are being assessed for their impact on the Company in the current or future reporting periods.